Document and Entity Information	Aug. 06, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	PPG INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000079879
Document Type	8-K
Document Period End Date	Aug. 06, 2019
Entity Incorporation State Country Code	PA
Entity File Number	001-1687
Entity Tax Identification Number	25-0730780
Entity Address, Address Line One	One PPG Place
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15272
City Area Code	(412)
Local Phone Number	434-3131
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1.66 2/3
Trading Symbol	PPG
Security Exchange Name	NYSE
M 0.000 Notes Due 2019 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.000% Notes due 2019
Trading Symbol	PPG 19
Security Exchange Name	NYSE
M 0.875 Notes Due 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.875% Notes due 2022
Trading Symbol	PPG 22
Security Exchange Name	NYSE
M 0.875 Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.875% Notes due 2025
Trading Symbol	PPG 25
Security Exchange Name	NYSE
M 1.400 Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.400% Notes due 2027
Trading Symbol	PPG 27
Security Exchange Name	NYSE